Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Entity Registrant Name	Check-Cap Ltd
Entity Central Index Key	0001610590
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2